Major Restructuring Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of restructuring costs [line items]
Total restructuring costs	£ 1,532	£ 1,105
Restructuring costs	25
Asset impairments	361
Other non-cash charges	104
Combined Restructuring And Integration Programme [Member]
Disclosure of restructuring costs [line items]
Total restructuring costs	50	54
Increase decrease provision reversal restructuring	£ 96	£ 148	£ 99